Equity - Summary of Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 480,355	$ 501,838	$ 501,838
Issues of ordinary shares during the period
Exercise of warrants	3,188		0
Ending balance	$ 461,262	508,731	$ 480,355
Transfer of exercised options		$ 0
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance (in shares)	1,141,784,114	814,204,825	814,204,825
Beginning balance	$ 1,310,813	$ 1,249,123	$ 1,249,123
Issues of ordinary shares during the period
Transaction costs arising on share issue (in shares)	0	0
Transaction costs arising on share issue	$ (110)	$ (2,602)
Total contributions of equity during the period	$ 2,231	$ 37,106
Fully-paid ordinary shares (in shares)	12,239,814	201,137,412
Placement of shares under a share placement agreement (in shares)	0
Placement of shares under a share placement agreement	$ (1,000)
Exercise of warrants	$ 4,550
Total contributions of unissued equity during the period (in shares)	0	0
Total contributions of unissued equity during the period	$ 3,550	$ 0
Total contributions of equity during the period (in shares)	12,239,814	201,137,412
Total contributions of equity during the period	$ 5,781	$ 37,106
Share options reserve transferred to equity on exercise of options (in shares)	0	0
Share options reserve transferred to equity on exercise of options	$ 3,613	$ 0
Ending balance (in shares)	1,154,023,928	1,015,342,237	1,141,784,114
Ending balance	$ 1,320,207	$ 1,286,229	$ 1,310,813
Transfer of exercised options	$ 1,341
Issued Capital | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement (in shares)	5,039,814
Placement of shares under a share placement agreement	$ 1,000
Number Of Shares Value Transferred To Employee Share Trust	$ 0
Transfer to employee share trust, (in shares)	7,200,000
Issued Capital | Private Placement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement (in shares)		201,137,412
Placement of shares under a share placement agreement		$ 39,708